Stock-Based Compensation (Details Textual) - USD ($)		1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	May 07, 2018	Apr. 26, 2018	Feb. 28, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Stock-Based Compensation (Textual)
Reserved shares of common stock for issuance			250,000
Stock options for shares of common stock granted									365,716
Stock options weighted average exercise price for shares of common stock granted									$ 0.03
Stock options expire								10 years
Shares of restricted common stock vested	50,000	100,000
Compensation expense associated with restricted common stock									$ 7,220
Fair value of common stock price per share					$ 2.52				$ 2.52
Vested per share				$ 2.30
Stock-based services expense				$ 4,510			$ 6,947
Monthly compensation amount				$ 3,000			$ 3,000
Grant date fair value						$ 0.014		$ 0.034
Shares of common stock			250,000
Consulting Agreement [Member]
Stock-Based Compensation (Textual)
Vested shares				50,000			50,000
Shares of common stock				150,000			150,000
Common Stock [Member]
Stock-Based Compensation (Textual)
Stock options granted weighted average grant date fair value							$ 2.05
Restricted stock [Member]
Stock-Based Compensation (Textual)
Reserved shares of common stock for issuance						215,453		215,453
Stock options granted weighted average grant date fair value									$ 0.034
Shares of restricted common stock vested									215,453
Stock options [Member]
Stock-Based Compensation (Textual)
Reserved shares of common stock for issuance						365,716		365,716
Stock options for shares of common stock granted									365,716
Stock options granted weighted average grant date fair value									$ 0.014
Stock award vesting and issued, description							The remaining 100,000 shares of the share commitment under the agreement will vest over a 180 day period in tranches of 50,000 shares every 90 days.
2016 Plan [Member] | Employees, directors, and consultants [Member]
Stock-Based Compensation (Textual)
Stock options weighted average exercise price for shares of common stock granted									$ 0.034
Shares of restricted common stock vested									215,453
2016 and 2017 Plans [Member]
Stock-Based Compensation (Textual)
Reserved shares of common stock for issuance									1,711,096
2016 and 2017 Plans [Member] | Restricted stock [Member]
Stock-Based Compensation (Textual)
Vested shares						215,453		215,453
Vested per share						$ 0.034		$ 0.034
2016 and 2017 Plans [Member] | Stock options [Member]
Stock-Based Compensation (Textual)
Vested shares						323,191		323,191
Vested per share						$ 0.014		$ 0.014
2016 and 2017 Plans [Member] | Maximum [Member]
Stock-Based Compensation (Textual)
Reserved shares of common stock for issuance				1,711,096			1,711,096
2016 and 2017 Plans [Member] | Minimum [Member]
Stock-Based Compensation (Textual)
Reserved shares of common stock for issuance				1,703,779			1,703,779
2016 and 2017 Plans [Member] | Employees, directors, and consultants [Member]
Stock-Based Compensation (Textual)
Reserved shares of common stock for issuance				2,292,265			2,292,265		2,292,265
Stock options for shares of common stock granted									365,716
Stock options weighted average exercise price for shares of common stock granted									$ 0.035
Stock options granted weighted average grant date fair value									$ 0.014
Stock options vesting periods									10 years
Stock options expire									10 years